Schedule of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Net book value beginning balance	$ 119,724
Vessel additions	555
Depreciation	(3,024)	$ (2,194)
Vessel cost, ending balance	117,255
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Vessel cost, beginning balance	148,175
Vessel additions
BWTS installation	555
Depreciation
Vessel cost, ending balance	148,730
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	(28,451)
Vessel additions
BWTS installation
Depreciation	(3,024)
Vessel cost, ending balance	(31,475)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Net book value beginning balance	119,724
Vessel additions
BWTS installation	555
Depreciation	(3,024)
Vessel cost, ending balance	$ 117,255